CATHOLIC VALUES INVESMENT TRUST EQUITY FUND



Individual Shares
Institutional Service Shares
Institutional Shares





SEMI-ANNUAL REPORT
JUNE 30, 1999

CATHOLIC VALUES INVESTMENT TRUST



     The Catholic Values Investment Trust was created to offer a series of mutual fund investment opportunities that combine a fundamental security selection process with a review by a Catholic Advisory Board. This process is designed to avoid investments in companies that offer products, services or engage in activities contrary to the core values of the Roman Catholic Church. Only one series, the Catholic Values Investment Trust Equity Fund, is currently available.

     Wright Investors' Service, Inc., the fund's investment adviser, selects securities based on fundamental investment criteria. These selections are reviewed by the Catholic Advisory Board whose members are guided by the magisterium of the Catholic Church and seek the counsel and advice of ecclesiastics in determining which companies meet the fund's religious criteria. The board continually monitors the portfolio and when a company violates core Catholic teachings, the board asks Wright to remove it from the portfolio.

     The members of the Catholic Advisory Board are:

     Thomas P. Melady        Chairman of the Advisory Board, Former U.S.
                             Ambassador to the Holy See,  Uganda and Burundi,
                             President Emeritus of Sacred Heart University

     Margaret M. Heckler    Former U.S. Representative from Massachusetts
                            10th district, former Secretary of Health and Human
                            Services, former Ambassador to Ireland

     Bowie K. Kuhn          Former Commissioner of Baseball

     Timothy J. May         Senior Partner, Patton Boggs, LLP

     Thomas S. Monaghan     President, Ave Maria foundation and former
                            President, CEO and Chairman of Domino's Pizza, Inc.

     William A. Wilson      Former (and first) U.S. Ambassador to the Holy See

     Although he is not in any way connected with the trust, His Eminence John Cardinal O'Connor serves as the ecclesiastical advisor to the Catholic Advisory Board.


TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                                   Page

Letter to Shareholders.............................................. 1
Dividend Distributions and Investment Return........................ 2
Management Discussion............................................... 3

CATHOLIC VALUES INVESTMENT TRUST EQUITY FUND
Portfolio of Investments............................................ 4
Statement of Assets and Liabilities................................. 7
Statement of Operations............................................. 8
Statement of Changes in Net Assets.................................. 9
Financial Highlights................................................10
Notes to Financial Statements.......................................12

LETTER TO SHAREHOLDERS
-------------------------------------------------------------------------------
                                                       July, 1999



Dear Shareholders:

     The Catholic Values Investment Trust Equity Fund (CVIT), which opened on May 1, 1997, is growing in size and stature. The fund invests for long-term growth of capital and risk aversion. It pursues these objectives by investing in a broadly diversified portfolio of well-established U.S. and, eventually, non-U.S. companies which meet strict financial quality and religious standards. These companies must offer products or services and undertake activities that are consistent with the core teachings of the Roman Catholic Church.
     At the moment, all investments are in U.S. securities. As the fund grows in size, additional international securities may be added resulting in a global fund. As of June 30, 1999, the fund's annualized return since inception was 11.2% in the Individual share class and 11.6% in the Institutional Service share class. A third option, the Institutional class, was opened in February and the return since inception was 13.9%.
     The independent Catholic Advisory Board reviews the fund's investments to assure consistency with Catholic values. This is not a simple nor singular responsibility since there are many Catholics with varying viewpoints and there are many Catholic institutions with their own views as well. In addition, there are changing circumstances and varying economic environments in which companies must operate. Thus, this independent Board must exercise great wisdom and caution in reviewing each company and equity to assure that the financial investment conforms to the fund's objectives.
     The Catholic Advisory Board is comprised of six independent lay Catholics. Information concerning Catholic issues is obtained by participation in numerous Catholic organizations, the seeking of advice and counsel from various clergy and Vatican sources, the use of a variety of secondary sources, and the open discussion of issues and policies. The Board members are:

         Thomas P. Melady, Chairman, Former U.S. Ambassador to the Holy See, Uganda and Burundi, President Emeritus of Sacred Heart University

         Margaret M. Heckler, Former U.S. Representative from Massachusetts 10th district, former Secretary of Health and Human Services, former Ambassador to Ireland

         Bowie K. Kuhn, Former Commissioner of Baseball

         Timothy J. May, Senior Partner, Patton Boggs, L.L.P.

         Thomas S.Monaghan, President, Ave Maria Foundation and former Chairman of Domino's Pizza, Inc.

         William A. Wilson, Former (and first) U.S. Ambassador to the Holy See

     Although he is not in any way connected to the fund, His Eminence John Cardinal O'Connor is the ecclesiastical advisor to the Catholic Advisory Board.
     Wright Investors' Service, the fund's investment Adviser, selects the equities from its approved list of quality blue chip companies. All companies on this approved list are, in Wright's opinion, soundly financed with established records of earnings profitability and equity growth. Selections are reviewed by the Catholic Advisory Board to assure that each issurer complies with Catholic teachings and doctrine. When a company is found not to be in compliance with core teachings, it is not purchased. Purchased companies found to be noncompliant are sold.
     Thus, there is continuous dialogue, continuous information input, continuous review, and continuous evaluation. Independent thinking and independent information provides input and assures that the fund adheres to Catholic doctrine while balancing changes in the marketplace, changes in informational input, and changes in value systems. In this way, your fund combines Catholic values with investment values.
     The fund has its own website: www.catholicinvestment.com. The site contains information about your fund, including a recent list of portfolio holdings. You may also, after following some security protection procedures, access your account.

                                               Sincerely,

                                               /s/ Walter R. Miller

                                               Walter R. Miller, Ph.D.
                                               Secretary of the
                                               Catholic Advisory Board

DIVIDEND DISTRIBUTIONS AND INVESTMENT RETURN
--------------------------------------------------------------------------------


              N.A.V.   Distri-   Distri-                           3 Month   Yr.to Date   12 Month    Cum.
  Period        Per    bution    bution   Shares                   Invstmnt   Invstmnt    Invstmnt   Invstmnt
  Ending       Share   $  P/S   in Shares  Owned        Value      Return     Return       Return     Return
                                                                            (Annualized)(Annualized)(Annualized)
---------------------------------------------------------------------------------------------------------------------------



CATHOLIC VALUES INVESTMENT TRUST EQUITY FUND

  Institutional Shares

  2/22/99    $10.00                       100.00    $1,000.00    Inception

  Jan.99         _                            _            _          -           -             -          -
  Feb.99       9.92                       100.00       992.00         -        -0.80%           -       -0.80%
  Mar.99       9.99                       100.00       999.00         -        -0.10%           -       -0.10%
  Apr.99      10.92                       100.00     1,092.00         -         9.20%           -        9.20%
  May 99      10.88                       100.00     1,088.00       9.60%       8.80%           -        8.80%
  Jun.99      11.37    0.020   0.001791   100.18     1,139.04      14.00%      13.90%           -       13.90%


  Institutional Service Shares

  5/1/97     $10.00                       100.00    $1,000.00  Inception

  Dec.98      11.79    0.006   0.000451   100.39     1,183.58      -0.80%          -            -       10.64%

  Jan.99      11.68                       100.39     1,172.54       5.04%      -0.93%        -2.22%     10.00%
  Feb.99      11.01                       100.39     1,105.28      -4.01%      -6.62%       -14.41%      5.87%
  Mar.99      11.09                       100.39     1,113.31      -5.94%      -5.94%       -16.18%      6.04%
  Apr.99      12.12                       100.39     1,216.71       3.77%       2.80%        -8.18%     10.78%
  May 99      12.07                       100.39     1,211.69       9.63%       2.37%        -5.26%     10.08%
  Jun.99      12.61    0.020   0.001613   100.55     1,267.94      13.89%       7.13%         0.40%     12.07%


  Individual Shares

  5/1/97     $10.00                       100.00    $1,000.00    Inception

  Dec.98      11.71    0.006   0.000452   100.39     1,175.56      -1.30%          -           -        10.19%

  Jan.99      11.60                       100.39     1,164.52       4.98%      -0.94%        -2.64%      9.55%
  Feb.99      10.94                       100.39     1,098.26      -4.04%      -6.58%       -14.69%      5.49%
  Mar.99      11.01                       100.39     1,105.29      -5.98%      -5.98%       -16.40%      5.62%
  Apr.99      12.03                       100.39     1,207.68       3.71%       2.73%        -8.45%     10.35%
  May 99      11.95                       100.39     1,199.65       9.23%       2.05%        -5.83%      9.54%
  Jun.99      12.50                       100.39     1,254.87      13.53%       6.75%        -0.16%     11.51%


MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

     Considering the rise in interest rates and some serious profit taking in Internet issues, U.S. stocks performed quite well during the first half of 1999. A spurt early in the second quarter, taking the market to new peaks, was followed by a period in which little upward progress was made. Investors fretted about rising interest rates, higher inflation, and a possible tightening by the Fed. On the last day of June, when the Fed raised rates 25 basis points (but also shifted monetary policy into neutral), stocks rallied on relief that the action wasn't more extreme.

     The second quarter saw the start of a correction in some of the stock market imbalances that had developed over the previous year. For most of 1998 and the first quarter of 1999, the market was dominated by a few large technology stocks, especially Internet-related issues. In the second quarter, however, the earnings prospects of cyclical stocks improved on evidence that the U.S. economy remained on solid ground, while many high-P/E growth stocks were done in by rising interest rates. Investors took profits in some of the high-priced stocks in the Internet, health care and consumer staples sectors. The value half of the S&P 500 outperformed the growth half, while basic materials and capital goods stocks outperformed technology in the quarter. The small- and mid-cap sectors outdistanced large-cap stocks by 7%-8% for the quarter, their best relative performance in 18 months. The breadth of the market advance improved over the course of the quarter.

     The CVIT Fund averaged around a 7% investment return during the first half of 1999 (Individual and Institutional Service shares); that result trailed the 12.4% return of the S&P 500 Composite. Since its inception on February 19, the Institutional share class had a return of almost 14% through June 30. During the second quarter, all three CVIT share classes produced returns in the 13.5% to 14% range, as compared with the 7% return by the S&P 500 Composite for the same period. CVIT benefited from the market's turn toward small- and mid-cap stocks and value stocks.

     In Wright's view, the second quarter's market flip-flop away from the big-cap favorites is a sign that fundamentals still matter. As the third quarter got underway, at first it seemed that the market was trying to reestablish tech stocks as the market leaders, but this was followed by another bout of profit taking in the sector. Market leadership is shifting from day to day. We are hopeful that the better sense of value that returned to the market in the second quarter will win out; this, along with improvement in market breadth, would be positive for the long-term survival of the bull market.

     Economic fundamentals are mostly favorable for stocks. There is no evidence that the U.S. expansion will falter (barring excessive tightening by the Fed, which we believe is unlikely), and profit prospects are improving. Nevertheless, the fact that the market is at near record P/Es even though bond yields are up some 100 basis points from last fall's lows points up the market's risk. If a correction does develop, most affected will be the overvalued favorites that have dominated the market for the last 18 months. Many lower-profile, high-quality stocks are priced at levels that still offer attractive investment returns.

PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)
-------------------------------------------------------------------------------

                              Shares      Value
-------------------------------------------------------------------------------

                    EQUITY INTERESTS -- 98.0%



APPAREL -- 1.5%
VF Corp....................    8,200  $    350,550
                                      ------------



AUTOMOTIVE -- 3.2%
Dana Corp..................    5,600  $    257,950
Johnson Controls...........    3,500       242,594
Superior Industries Int'l. Inc 8,400       229,425
                                      ------------
                                      $    729,969
                                      ------------



BEVERAGES -- 0.6%
Coca-Cola Company..........    2,300  $    143,750
                                      ------------



CHEMICALS -- 3.1%
Du Pont (E.I.) de Nemours..    3,900  $    266,418
PPG Industries, Inc........    5,400       318,938
Rohm & Haas Company........    2,987       128,068
                                      ------------
                                      $    713,424
                                      ------------



CONSTRUCTION -- 3.1%
Jacobs Eng. Group Inc*.....    6,400  $    243,200
Southdown, Inc.............    4,832       310,456
Toll Brothers*.............    7,800       167,213
                                      ------------
                                      $    720,869
                                      ------------



DIVERSIFIED -- 6.0%
Crane Company..............    7,500  $    235,781
General Electric...........    3,100       350,300
Lancaster Colony...........    8,350       288,075
Tyco International.........    5,200       492,700
                                      ------------
                                      $  1,366,856
                                      ------------




DRUGS, COSMETICS & HEALTHCARE -- 3.9%
Bard (C.R.)................    7,200  $    344,250
Biogen, Inc................    8,600       553,088
                                      ------------
                                      $    897,338
                                      ------------



ELECTRONICS -- 18.1%
Adobe Systems Inc..........    4,100  $    336,841
Cisco Systems, Inc.........    2,400       154,800
Dallas Semiconductor Corp..    5,400       272,700
EMC Corp./Mass.............   10,000       550,000
Gateway Inc................    5,300       312,700
Intel Corporation..........    6,200       368,900
Int'l. Business Machines...    4,800       620,400
Microsoft Corp.............    4,000       360,750
Solectron Corp.............    9,200       613,525
Sun Microsystems, Inc*.....    8,000       551,000
                                      ------------
                                      $  4,141,616
                                      ------------




FINANCIAL -- 20.0%
Amsouth Bancorporation.....   12,450  $    288,683
Ambac Fin'l. Group Inc.....    7,500       428,438
A.G. Edwards, Inc..........   14,500       467,625
BB&T Corporation...........   11,200       410,900
Chase Manhattan Corp.......    2,900       251,213
Commerce Bancshares........    6,100       245,525
Compass Bancshares.........    8,250       224,813
Federal Nat'l. Mort. Assoc.    5,700       389,738
First Security CP..........   21,200       577,700
KeyCorp (New)..............   13,000       417,625
MBIA Inc...................    6,900       446,775
Southtrust Corp............   11,350       435,556
                                      ------------
                                      $  4,584,591
                                      ------------




FOOD -- 2.4%
Hormel Foods Corp..........    8,000  $    322,000
Universal Foods Corp.......   10,500       221,813
                                      ------------
                                      $    543,813
                                      ------------




MACHINERY & EQUIPMENT -- 2.4%
Ingersoll-Rand Co..........    8,550  $    552,544
                                      ------------




METAL PRODUCERS -- 3.0%
Alcoa, Inc.................    9,200  $    569,250
Carpenter Technology.......    4,000       114,250
                                      ------------
                                      $    683,500
                                      ------------

METAL PRODUCTS MFRS. -- 2.4%
Illinois Tool Work, Inc....    1,400  $    114,800
Snap-on Inc................    6,500       235,219
Trinity Industries.........    5,800       194,300
                                      ------------
                                      $    544,319
                                      ------------


OIL, GAS & COAL -- 5.1%
Exxon Corporation..........    6,100  $    470,462
Halliburton Company........    9,600       434,400
Mobil Corporation..........    2,600       257,400
                                      ------------
                                      $  1,162,262
                                      ------------



RECREATION -- 2.2%
Brinker International Inc*.    7,900  $    214,780
Brunswick Corp.............   10,400       289,900
                                      ------------
                                      $    504,680
                                      ------------


RETAILERS -- 4.5%
Office Depot, Inc..........   20,400  $    450,075
Ross Stores, Inc...........    4,600       231,725
TJX Cos. Inc. (New)........   10,600       353,113
                                      ------------
                                      $  1,034,913
                                      ------------





TRANSPORTATION -- 1.7%
Comair Holdings Inc........   10,800  $    224,775
U.S. Freightways Corp......    3,700       171,356
                                      ------------
                                      $    396,131
                                      ------------


UTILITIES -- 9.0%
Alltel Corp................    7,600  $    543,400
BellSouth Corp.............   10,400       487,500
NiSource, Inc..............    7,100       183,268
SBC Communications, Inc....   10,400       603,200
Teco Energy................   10,500       238,875
                                      ------------
                                      $  2,056,243
                                      ------------



MISCELLANEOUS -- 5.8%
Ethan Allen Interiors......    7,800  $   294,450
Leggett & Platt, Inc.......   22,300      620,218
Marsh & McLennan Cos., Inc.    5,500      415,250
                                      ------------
                                      $ 1,329,918
                                      ------------


TOTAL EQUITY INTERESTS - 98.0%
  (identified cost, $19,660,856)      $ 22,457,286
                                      ------------

                    RESERVE FUNDS - 2.8%

                          Face Amount

American Express Corp.
5.501%, 7/1/99............. $650,000  $   650,000
                                      ------------

  (at amortized cost)....             $   650,000
                                      ------------


TOTAL INVESTMENTS - 100.8%
  (identified cost, $20,310,856)      $23,107,286

OTHER ASSETS,
  LESS LIABILITIES - (0.8%)              (194,526)
                                      ------------

NET ASSETS - 100%                     $22,912,760
                                      ============


* Non-income-producing security.
See notes to financial statements

                                                         Six Months Ended
 STATEMENT OF ASSETS AND LIABILITES                       June 30, 1999
-------------------------------------------------------------------------------
                                                            (Unaudited)

ASSETS:
     Investments -
       Identified cost...............................    $    20,310,856
       Unrealized appreciation.......................          2,796,430
                                                             ------------
         Total Value (Note 1A).......................    $    23,107,286

     Cash............................................                283
     Dividends and interest receivable...............             16,676
     Receivable from Investment Adviser (Note 2).....             12,292
     Deferred organization expenses (Note 1B)........             72,321
                                                            ------------
         Total Assets.................................    $    23,208,858
                                                             ------------

LIABILITIES:
     Payable for investments purchased................    $       262,470
     Accrued Advisory Board fees payable (Note 2).....              3,008
     Distribution fee payable.........................              5,841
     Accrued expenses and other liabilities...........             24,779
                                                             ------------
         Total Liabilities............................    $       296,098
                                                             ------------

NET ASSETS    ........................................    $    22,912,760
                                                            ==============

NET ASSETS CONSIST OF:
     Proceeds from sales of shares (including shares
      issued to shareholders in payment of distributions
      declared), less cost of shares reacquired........   $    20,437,911
     Accumulated undistributed net realized loss on
      investments (computed on the basis of identified
      cost)............................................          (298,180)
     Unrealized appreciation of investments (computed
      on the basis of identified cost).................         2,796,430
     Distributions in excess of net investment income.            (23,401)
                                                              ------------
         Net assets applicable to outstanding shares...   $    22,912,760
                                                              ------------

Computation of net asset value, offering and redemption price per share Note 7):

     Institutional shares:
         Net assets.....................................  $     5,694,670
                                                              ==============
         Shares of beneficial interest outstanding......          500,895
                                                              ==============
         Net asset value, offering price, and redemption
          price per share of beneficial interest......... $         11.37
                                                              ==============
     Institutional Service shares:
         Net assets...................................... $    13,281,282
                                                              ==============
         Shares of beneficial interest outstanding.......       1,052,919
                                                              ==============
         Net asset value, offering price, and redemption
          price per share of beneficial interest......... $         12.61
                                                               ==============
     Individual shares:
         Net assets...................................... $     3,936,808
                                                               ==============
         Shares of beneficial interest outstanding.......         314,924
                                                               ==============
         Net asset value, offering price, and redemption
          price per share of beneficial interes.......... $         12.50
                                                               ==============

See notes to financial statements

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                       Six Months Ended
                                                        June 30, 1999
------------------------------------------------------------------------------
                                                         (Unaudited)

INVESTMENT INCOME:
         Dividend Income...........................   $     125,715
         Interest Income...........................           9,295
                                                         ------------
              Total investment income..............   $      135,010
                                                         ------------


     Expenses
         Investment Adviser fee (Note 2)...........   $       68,550
         Advisory Board fee (Note 2)...............            6,730
         Administrator fee (Note 2)................            6,398
         Compensation of Trustees not affiliated with
          the Investment Adviser or Administrator..           10,838
         Custodian fee - Institutional shares (Note 1C)        8,607
         Custodian fee  - Institutional Service
          shares (Note 1C).........................           20,109
         Custodian fee  - Individual shares (Note 1C)         11,417
         Registration Costs - Institutional shares..           1,150
         Registration Costs - Institutional Service shares     5,923
         Registration Costs - Individual shares ....           7,062
         Distribution expenses - Institutional
          Service shares (Note 3)...................          13,294
         Distribution expenses - Individual shares (Note 3)   12,255
         Transfer and dividend disbursing
          agent fees - Institutional shares.........             542
         Transfer and dividend disbursing
          agent fees - Institutional Service shares.           1,529
         Transfer and dividend disbursing
          agent fees - Individual shares............           5,072
         Amortization of organization expenses (Note 1B)      12,195
         Auditing expense...........................          12,956
         Legal services.............................           8,418
         Printing expense...........................           5,084
         Miscellaneous..............................           2,016
                                                           ------------
              Total expenses........................   $     220,145
                                                           ------------

     Deduct -
         Preliminary reduction of Investment
          Adviser fee (Note 2)......................   $      68,550
         Preliminary reduction of Distribution
          fee - Individual shares (Note 3)..........           6,413
         Preliminary allocation of expenses to
          Investment Adviser (Note 2)...............          12,292
         Reduction of custodian fee - Institutional
          shares (Note 1C)..........................           1,155
         Reduction of custodian fee - Institutional
          Service shares (Note 1C)..................           3,204
         Reduction of custodian fee - Individual
          shares (Note 1C)..........................           1,147
                                                          ------------
              Total deductions......................    $     92,761
                                                          ------------

              Net expenses..........................    $    127,384
                                                          ------------

                Net investment income...............    $      7,626
                                                          ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized loss on investments (identified
      cost basis)...................................    $       (673)
     Change in unrealized appreciation of
      investments...................................       2,020,835
                                                          ------------

     Net realized and unrealized gain on investments.   $  2,020,162
                                                           ------------

         Net increase in net assets from operations..   $  2,027,788
                                                          ==============

See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           Six Months           Year
                                                                              Ended             Ended
                                                                          June 30, 1999     Dec. 31, 1998
------------------------------------------------------------------------------------------------------------
                                                                           (Unaudited)

INCREASE (DECREASE) IN NET ASSETS:
   From Operations --
     Net investment income (loss).....................................  $       7,626     $      (10,128)
     Net realized loss on investments.................................           (673)          (297,507)
     Change in unrealized appreciation of investments.................      2,020,835            198,703
                                                                          ------------       ------------
       Increase (decrease) in net assets from operations..............  $   2,027,788     $     (108,932)
                                                                          ------------       ------------

   Distributions to shareholders:
     From net investment income - Institutional shares................  $       5,316     $            -
     From net investment income - Institutional service shares........          11,162                 -
     From net realized gain - Institutional service shares............              -             (2,644)
     From net realized gain income - Individual shares................              -               (941)
     In excess of realized gains - Institutional service shares.......              -             (1,743)
     In excess of investment income - Institutional shares............         (4,684)                 -
     In excess of investment income - Institutional service shares....         (9,865)                 -
                                                                          ------------       ------------
       Total distributions to shareholders............................  $     (31,027)    $       (5,328)
                                                                          ------------       ------------

   Fund share transactions -- Institutional shares:
       Proceeds from shares sold......................................  $   5,400,000     $            -
       Issued to shareholders in payment of distributions declared....         10,000                  -
       Cost of shares reacquired......................................       (436,120)                 -
                                                                          ------------       ------------
       Net increase in net assets from fund share transactions
         - Institutional shares.......................................  $   4,973,880     $            -
                                                                          ------------       ------------
     Institutional Service shares:
       Proceeds from shares sold......................................  $   4,199,535     $    2,656,493
       Issued to shareholders in payment of distributions declared....         20,988              3,611
       Cost of shares reacquired......................................     (1,148,721)        (2,222,070)
                                                                          ------------       ------------
       Net increase in net assets from fund share transactions
         - Institutional Service shares...............................  $   3,071,802     $      438,034
                                                                          ------------       ------------

     Individual shares:
       Proceeds from shares sold......................................  $     566,046     $    3,115,248
       Issued to shareholders in payment of distributions declared....              -                896
       Cost of shares reacquired......................................       (839,599)          (378,693)
                                                                          ------------       ------------
       Net increase (decrease) in net assets from fund share transactions
         - Individual shares..........................................  $    (273,553)    $    2,737,451
                                                                          ------------       ------------
     Total net increase from fund share transactions (Note 4).........      7,772,129          3,175,485
                                                                          ------------       ------------

       Net increase in net assets.....................................  $   9,768,890     $    3,061,225

NET ASSETS:
   At beginning of period.............................................     13,143,870         10,082,645
                                                                          ------------       ------------

   At end of period...................................................  $  22,912,760     $   13,143,870
                                                                        ==============     ==============
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME
   INCLUDED IN NET ASSETS.............................................  $     (23,401)    $            -
                                                                        ==============     ==============

See notes to financial statements

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              From Feb. 22, 1999
                                                            (start of business) to    Six Months Ended
                                                                 June 30, 1999          June 30, 1999
                                                            ---------------------------------------------------
                                                                 Institutional  Institutional   Individual
                                                                    Shares     Service Shares     Shares
---------------------------------------------------------------------------------------------------------------
                                                                  (Unaudited)    (Unaudited)   (Unaudited)

Net asset value, beginning of period                              $  10.000       $ 11.790     $ 11.710
                                                                  ---------       ---------    ---------

Income from investment operations:
   Net investment income (loss)(*)                                $   0.011       $  0.011     $ (0.009)
   Net realized and unrealized gain                                   1.379          0.829        0.799
                                                                  ---------       ---------    ---------

     Total from investment operations                             $   1.390       $  0.840     $  0.790
                                                                  ---------       ---------    ---------

   Less distributions:
     Dividends from investment income                             $  (0.011)      $ (0.011)    $  -
     Distributions from capital gains                                 -              -            -
     Return of capital(+)                                            (0.009)        (0.009)       -
                                                                  ---------       ---------    ---------

     Total distributions                                          $  (0.020)      $ (0.020)    $  -
                                                                  ---------       ---------    ---------

Net asset value, end of period                                    $  11.370       $ 12.610     $ 12.500
                                                                  ==========      ==========   ==========
Total return(1)                                                      13.90%          7.13%        6.75%

Ratios/Supplemental Data:
   Net assets, end of period (000 omitted)                        $   5,695       $ 13,281     $  3,937
   Ratio of total expenses to average net assets(*)(3)                1.25%(2)       1.32%(2)     2.03%(2)
   Ratio of net income (loss) to average net assets                   0.28%(2)       0.21%(2)    (0.46%)(2)
   Portfolio turnover rate                                              33%            33%           33%

-----------------------------------------------------------------------------------------------------------------

(*)During the periods presented, the investment adviser and the distributor waived all or a portion of their fees and the investment adviser was allocated a portion of the operating expenses. Had such actions not been undertaken, net investment loss per share and the ratios would have been as follows:

                                                              From Feb. 22, 1999
                                                            (start of business) to   Six Months Ended
                                                                 June 30, 1999         June 30, 1999
--------------------------------------------------------------------------------------------------------------------
                                                                 Institutional  Institutional Individual
                                                                    Shares     Service Shares   Shares

Net investment loss per share                                     $  (0.024)      $ (0.035)    $ (0.033)
                                                                  ==========      ==========   ==========
Annualized Ratios (as a percentage of average net assets):
   Expenses                                                           2.13%(2)       2.20%(2)     3.25%(2)
   Net investment loss                                               (0.60%)(2)     (0.67%)(2)   (1.68%)(2)

----------------------------------------------------------------------------------------------------------------------

(1)Total  investment  return is  calculated  assuming a purchase at the net asset  value on the first day and a sale at the net asset  value on the last day of each period reported. Dividends and distributions,  if any, are assumed to be reinvested at the net asset value on the reinvestment date.
(2)Annualized.
(3)During  the  periods  presented,  custodian  fees were  reduced  by  credits resulting from cash balances the fund  maintained  with the Custodian  (Note
   1C). The  computation  of net expenses to average daily net assets  reported above is computed  without  consideration  of such credit.  If these credits were considered, the ratio of net expenses to average daily net assets would have been  reduced  to 1.19%  for the  Institutional  shares,  1.26% for the
   Institutional Service shares and 1.97% for the Individual shares.
(+)Amount represents a distribution in excess of net investment income.

See notes to financial statements

--------------------------------------------------------------------------------

                                                                                     From May 1, 1997
                                                             Year Ended           (start of business) to
                                                          December 31, 1998          December 31, 1997
                                                    ----------------------------------------------------------
                                                      Institutional Individual  Institutional Individual
                                                     Service Shares   Shares   Service Shares   Shares
--------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                   $  11.890     $ 11.870     $ 10.000     $ 10.000
                                                       ---------     ---------    ---------    ---------

Income from investment operations:
   Net investment income (loss)(*)                     $   0.003     $ (0.036)    $ (0.000)+   $ (0.024)
   Net realized and unrealized gain (loss)                (0.097)      (0.118)       1.930        1.934
                                                       ---------     ---------    ---------    ---------

     Total from investment operations                  $  (0.094)    $ (0.154)    $  1.930     $  1.910
                                                       ---------     ---------    ---------    ---------

   Less distributions:
     Dividends from investment income                  $   -         $  -         $  -         $  -
     Distributions from capital gains                     (0.004)      (0.006)      (0.040)      (0.040)
     Return of capital(++)                                (0.002)       -            -            -
                                                       ---------     ---------    ---------    ---------

     Total distributions                               $  (0.006)    $ (0.006)    $ (0.040)    $ (0.040)
                                                       ---------     ---------    ---------    ---------

Net asset value, end of period                         $  11.790     $ 11.710     $ 11.890     $ 11.870
                                                       ==========    ==========   ==========   ==========
Total return(1)                                           (0.80%)      (1.30%)      19.31%       19.11%

Ratios/Supplemental Data:
   Net assets, end of period (000 omitted)             $   9,174     $  3,970     $  8,686     $  1,397
   Ratio of total expenses to average net assets(*)(3)     1.49%        1.95%        1.73%(2)     2.24%(2)
   Ratio of net income (loss) to average net assets        0.02%       (0.42%)      (0.01%)(2)   (0.44%)(2)
   Portfolio turnover rate                                   50%          50%          14%          14%

--------------------------------------------------------------------------------------------------------------

(*) During the periods presented, the investment adviser and the distributor waived all or a portion of their fees and the investment adviser was allocated a portion of the operating expenses. In addition, for the period ended December 31, 1997 the administrator waived their fee. Had such actions not been undertaken, net investment loss per share and the ratios would have been as follows:


Net investment loss per share                          $  (0.170)    $ (0.212)    $ (0.047)    $ (0.212)
                                                       ==========    ==========   ==========   ==========
Annualized Ratios (as a percentage of average net assets):
   Expenses                                                2.64%        4.00%        4.50%(2)     5.69%(2)
   Net investment loss                                    (1.13%)      (2.47%)      (2.78%)(2)   (3.89%)(2)

----------------------------------------------------------------------------------------------------------------

(1) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.
(2) Annualized.
(3) During the periods presented, custodian fees were reduced by credits resulting from cash balances the fund maintained with the Custodian (Note
    1C). The computation of net expenses to average daily net assets reported above is computed without consideration of such credit. If these credits were considered, the ratio of net expenses to average daily net assets would have been as follows:

                                                                1998                       1997
                                                     -------------------------------------------------------
                                                      Institutional Individual  Institutional Individual
                                                     Service Shares   Shares    Service Shares   Shares
-------------------------------------------------------------------------------------------------------------

   Actual ratio of net expenses                            1.42%        1.88%        1.48%        1.99%

-------------------------------------------------------------------------------------------------------------

(+) Amount represents less than ($0.001) per share.
(++)Amount represents a distribution in excess of capital gains.

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------



(1)  SIGNIFICANT ACCOUNTING POLICIES

     The Catholic Values Investment Trust Equity Fund (the fund) (one of the series of the Catholic Values Investment Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-ended management investment company. The fund seeks long-term growth of capital and reasonable current income through investments in a broadly diversified portfolio consisting primarily of equity securities of high-quality, well-established companies which meet strict quality and religious standards. The companies in which the fund may invest must offer products or services and undertake activities that are consistent with the core teachings of the Roman Catholic Church. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     A. Investment Valuations - Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices if those prices are deemed to be representative of market values at the close of business. Unlisted or listed securities, for which closing sale prices are not available, are valued at the mean between latest bid and asked prices. Fixed income securities for which market quotations are readily available are valued on the basis of valuations supplied by a pricing service. Fixed income and equity securities for which market quotations are unavailable or deemed not to be representative of market values at the close of business, restricted securities, and other assets are valued at their fair value as determined in good faith by or at the direction of the Trustees of the Trust. Short-term obligations maturing in 60 days or less are valued at amortized cost, which approximates market value.

     B. Deferred Organization Expenses - Costs incurred by the fund in connection with its organization are being amortized on the straight-line basis over five years beginning on the date the fund commenced operations.

     C. Expense Reduction - The fund has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances is used to offset custodian fees. All significant reductions are reported as a reduction of expenses in the Statement of Operations.

     D. Federal Taxes - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) available to regulated investment companies and distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

         At December 31, 1998, the fund, for federal income tax purposes, had a capital loss carryover of $140,614, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distribution to shareholders which would otherwise be necessary to relieve the fund of any liability for federal income or excise tax. Pursuant to the Code, such capital loss carryover will expire on December 31, 2006.

         At December 31, 1998, net capital losses of $156,893 attributable to security transactions incurred after October 31, 1998 are treated as arising on the first day of the fund's current taxable year.

     E. Distributions - Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result only in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains. Distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting for certain items may result in reclassification of these items.

     F. Multiple Classes of Shares of Beneficial Interest - The fund offers an Individual Share Class, Institutional Service Share Class and an Institutional Share Class. The share classes differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Each class has equal rights as to voting, redemption, dividends and liquidation.

     G. Other - Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the fund is informed of the ex-dividend date.

     H. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

     I Interim Financial Information - The interim financial statements relating to June 30, 1999 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the fund's management, reflect adjustments, consisting of normal recurring adjustments, necessary for the fair presentation of the financial statements.


(2)  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The fund has engaged Wright Investors' Services (Wright), a wholly owned subsidiary of The Winthrop Corporation (Winthrop) to perform investment management, investment advisory, and other services. For its services, Wright is compensated based upon a percentage of average daily net assets which rate is adjusted as average daily net assets exceed certain levels. For the six months ended June 30, 1999, the effective annual rate was 0.75%. To enhance the net income of the fund, Wright made a preliminary reduction of its investment adviser fee of $68,550. In addition, $12,292 of expenses were allocated on a preliminary basis to the investment adviser. The fund has an independent Catholic Advisory Board which consults with the investment adviser. The fund also has engaged Eaton Vance Management (Eaton Vance) to act as administrator of the fund. Under the Administrator Agreement, Eaton Vance is responsible for managing the business affairs of the fund and is compensated based upon a percentage of average daily net assets which rate is adjusted as average daily net assets exceed certain levels. For the six months ended June 30, 1999, the effective annual rate was 0.07%. Certain of the Trustees and officers of the fund are Trustees or officers of the above organizations. Except as to Trustees of the fund who are not affiliated with Eaton Vance or Wright, Trustees and officers receive remuneration for their services to the fund out of the fees paid to Eaton Vance and Wright.

(3)  DISTRIBUTION EXPENSES

     The Trustees have adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Plan provides that the fund will pay Wright Investors' Service Distributors, Inc. (Principal Underwriter) (WISDI), a wholly-owned subsidiary of Winthrop, an annual rate up to 0.75% per annum of the fund's average net assets attributable to the Individual shares and up to 0.25% per annum of the fund's average net assets attributable to the Institutional Service shares. To enhance the net income of the fund, the Principal Underwriter made a preliminary reduction of its fee for the six months ended June 30, 1999, of $6,413 for the Individual shares.

     In addition, the Trustees have adopted a service plan (the Service Plan) which allows the fund to reimburse WISDI for payments to intermediaries for providing account administration and personal and account maintenance services to their customers who are beneficial owners of any of the classes of shares. The amount of service fee payable under the Service Plan with respect to each class of shares of the fund may not exceed 0.25% annually of the average daily net assets attributable to the respective classes. For the six months ended June 30, 1999, the fund neither accrued nor paid any service fees.



(4)   SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in fund shares were as follows:

                                         For the Six Months Ended                For the Year Ended
                                         June 30, 1999 (unaudited)                December 31, 1998
                                  ---------------------------------------------------------------------------------
                                               Institutional                  Institutional
                                  Institutional   Service    Individual          Service    Individual
                                     Shares       Shares       Shares            Shares       Shares
--------------------------------------------------------------------------------------------------------------------


Shares Sold                         539,326       371,832       51,117          228,111      254,404
Shares issued to shareholders in
   payment of distribution declared     895         1,693            -              271           68
Shares Reacquired                   (39,326)      (98,393)     (75,296)        (180,991)     (33,091)
                                    --------      --------     --------         --------     --------

Net increase (decrease)              500,895      275,132      (24,179)          47,391      221,381
                                  ==========    ==========   ==========       ==========   ==========



(5)  INVESTMENT TRANSACTIONS

     Purchases and sales of investments, other than U.S. Government securities and short-term obligations for the six months ended June 30, 1999, were $13,744,503 and $5,972,849, respectively.

(6)  FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

     The cost and unrealized appreciation (depreciation) in the value of the investment securities owned at June 30, 1999, as computed on a federal income tax basis, are as follows:

              Aggregate cost................................$   20,310,856
                                                               ===========
              Gross unrealized appreciation.................$    3,342,794
              Gross unrealized depreciation.................      (546,364)
                                                                -----------

              Net unrealized appreciation...................$    2,796,430
                                                               ===========



(7)  Contingent Deferred Sales Charge

     A contingent deferred sales charge (CDSC) of 1% is imposed on any redemption of Individual shares made within one year of purchase. The CDSC is based on the lower of the net asset value at the date of purchase or the date of sale of the redeemed shares and is paid to WISDI. No charge is made on shares acquired through the reinvestment of distributions. Additionally, no CDSC is charged on shares sold to Wright or its affiliates or to their respective employees.


(8)  LINE OF CREDIT

     The fund participates with other funds managed by Wright in a committed $20 million unsecured line of credit agreement with a bank. The fund may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each fund based on its borrowings at an amount above the federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the average daily unused portion of the $20 million line of credit, is allocated among the participating funds at the end of each quarter. The fund did not have significant borrowings or allocated fees during the six months ended June 30, 1999.

SEMI-ANNUAL REPORT



CATHOLIC ADVISORY BOARD
Thomas P. Melady, Chairman
Margaret M. Heckler
Bowie K. Kuhn
Timothy J. May
Thomas S. Monaghan
William A. Wilson

ECCLESTIASTICAL ADVISOR TO THE CATHOLIC ADVISORY BOARD
His Eminence John Cardinal O`Connor


INVESTMENT ADVISER
Wright Investors' Service
1000 Lafayette Boulevard
Bridgeport, Connecticut 06604

ADMINISTRATOR
Eaton Vance Management
255 State Street
Boston, Massachusetts 02109

PRINCIPAL UNDERWRITER
Wright Investors' Service Distributors, Inc.
1000 Lafayette Boulevard
Bridgeport, Connecticut 06604
(800) 888-9471
e-mail: funds@wrightinvestors.com

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AND DIVIDEND DISBURSING AGENT
First Data Investor Services Group
Wright Managed Investment Funds
P.O. Box 5156
Westborough, Massachusetts 01581-9698


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a mutual fund unless accompanied or preceded by a fund's current prospectus.